ACCOUNTING CHANGES	12 Months Ended
Dec. 31, 2013
Accounting Changes and Error Corrections [Abstract]
ACCOUNTING CHANGES
ACCOUNTING CHANGES
Changes in Accounting Policies for 2013
Balance Sheet Offsetting/Netting
Effective January 1, 2013, the Company adopted the Accounting Standards Update (ASU) on disclosures about balance sheet offsetting as issued by the Financial Accounting Standards Board (FASB) to enable readers to evaluate the effects of netting arrangements on the Company’s financial position. Adoption of the ASU has resulted in increased qualitative and quantitative disclosures regarding certain derivative instruments that are either offset in accordance with current GAAP or are subject to a master netting arrangement or similar agreement. These disclosures have been included in Note 23, Risk Management and Financial Instruments.
Accumulated Other Comprehensive Income
Effective January 1, 2013, the Company adopted the ASU on reporting of amounts reclassified out of AOCI as issued by the FASB. Adoption of the ASU has resulted in providing additional qualitative and quantitative disclosures regarding significant amounts reclassified out of AOCI into net income. These disclosures have been included in Note 21, Other Comprehensive Income and Accumulated Other Comprehensive Loss.
Future Accounting Changes
Obligations Resulting from Joint and Several Liability Arrangements
In February 2013, the FASB issued guidance for the recognition, measurement and disclosure of obligations resulting from joint and several liability arrangements for which the total amount of the obligation is fixed at the reporting date. Examples of obligations within the scope of this ASU include debt arrangements, other contractual obligations, and settled litigation and judicial rulings. This ASU is effective retrospectively for fiscal years, and interim periods within those years, beginning after December 15, 2013. The Company does not expect the adoption of this ASU to have a material impact on its consolidated financial statements.
Foreign Currency Matters - Cumulative Translation Adjustment
In March 2013, the FASB issued amended guidance related to the release of the cumulative translation adjustment into net income when a parent either sells a part or all of its investment in a foreign entity or no longer holds a controlling financial interest in a subsidiary or group of assets that is a business. This ASU is effective prospectively for fiscal years, and interim reporting periods within those years, beginning after December 15, 2013. The Company does not expect the adoption of this ASU to have a material impact on its consolidated financial statements.
Unrecognized Tax Benefit
In July 2013, the FASB issued amended guidance on the financial statement presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists. This ASU is effective prospectively for fiscal years and interim reporting periods within those years, beginning after December 15, 2013. The Company does not expect the adoption of this ASU to have a material impact on its consolidated financial statements.